Moderate Allocation Portfolio
Janus Aspen Series Moderate Allocation Portfolio Supplement dated September 16, 2011 to Currently Effective Prospectuses Effective December 7, 2011, the following change applies as noted.
The following replaces the corresponding information in its entirety under “Investment Objective” in the Portfolio Summary section of the Prospectus for Moderate Allocation Portfolio:
Moderate Allocation Portfolio seeks total return through growth of capital and income.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 7, 2011
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Central Index Key	dei_EntityCentralIndexKey	0000906185
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 7, 2011
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jas906185_SupplementTextBlock	Janus Aspen Series Moderate Allocation Portfolio Supplement dated September 16, 2011 to Currently Effective Prospectuses Effective December 7, 2011, the following change applies as noted.
Supplement Objective [Text Block]	jas906185_SupplementObjectiveTextBlock	The following replaces the corresponding information in its entirety under “Investment Objective” in the Portfolio Summary section of the Prospectus for Moderate Allocation Portfolio:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Moderate Allocation Portfolio seeks total return through growth of capital and income.